Subsequent Events (Details) - USD ($)						1 Months Ended							3 Months Ended
	Jun. 08, 2020	Jun. 04, 2020	Mar. 09, 2020	Mar. 09, 2020	Jan. 14, 2020	May 31, 2020	May 22, 2020	May 18, 2020	May 01, 2020	Apr. 29, 2020	Apr. 24, 2020	Feb. 25, 2020	Mar. 31, 2020
Subsequent Events (Textual)
Purchase price of shares													$ 5,000,000
Interest rate													1.00%
Warrants to purchase													1,454,545
Warrant shares													$ 4.125
Outstanding share of common stock													19.99%
Conversion price													$ 3.30
Beneficial ownership limitation													9.99%
Excess in ownership													4.99%
Forecast [Member]
Subsequent Events (Textual)
Monthly rent and related charges		$ 142,500
Senior Secured Loan [Member]
Subsequent Events (Textual)
Subsequent event, description													The aggregate original principal amount of $9,600,000 and bearing guaranteed interest at a rate of 8% per annum. The Note has a two-year term, with principal payable in equal monthly installments of $436,364 commencing 60 days after the date of the Loan with accrued interest thereon. Monthly payments of interest are due on such dates as well. Each payment may be paid at the Company’s option in cash, or if all equity conditions set forth in the Note are satisfied or waived, in shares of common stock (“Note Shares”) at a price equal to 87% of the lowest VWAP in the 10 days prior to the payment date. Each such payment (in cash or shares) will be equal to 110% of the monthly installment.
Put Option Agreement [Member]
Subsequent Events (Textual)
Aggregate gross proceeds												$ 2,000,000
Purchase price of per option share												$ 1.963
Put option agreement, description												a) The total number of shares that may be issued under the Agreement will be limited to 19.99% of the Company’s outstanding shares on the date the Agreement is signed (the “Exchange Cap”), unless stockholder approval is obtained to issue shares in excess of the Exchange Cap; b) The Company may not issue and the Chairman may not purchase Option Shares to the extent that such issuance would result in the Chairman and his affiliates beneficially owning more than 19.99% of the then issued and outstanding shares of the Company’s common stock unless (i) such ownership would not be the largest ownership position in the Company, or (ii) stockholder approval is obtained for ownership in excess of 19.99%; and c) The Company may not issue and the Chairman may not purchase any Option Shares if such issuance and purchase would be considered equity compensation under the rules of The Nasdaq Stock Market unless stockholder approval is obtained for such issuance.
Put option expires period												Apr. 09, 2020
Put option to sale of option shares			1,018,848
Put option purchase price of per share			$ 1.963
Total proceeds of option shares			2,000,000
Subsequent Event [Member]
Subsequent Events (Textual)
Issued of common stock					758,725
Purchase price of shares					$ 5,000,000
Share purchase agreement, description					Further, pursuant to the Share Purchase Agreement, the Company must create, produce, and execute three (3) esports events during each calendar year 2020, 2021 and 2022 that will include the Company's esports truck at one or more Investor Malls at mutually agreed times.
Secured convertible note modification and conversion agreement										A Noteholder of a $5,000,000 Note, entered into a Secured Convertible Note Modification and Conversion Agreement (the “Amendment”), pursuant to which the Noteholder converted $2,000,000 of the principal amount of its Note into 1,250,000 shares of the Company’s common stock at a reduced conversion price of $1.60 per share. The remaining $3,000,000 principal amount of the Bridge Note remains convertible at a conversion price of $8.50 per share.
Aggregate cash proceeds						$ 907,129		$ 685,300
PPP Loan matures									Apr. 15, 2022
Interest rate									0.98%
Subsequent Event [Member] | Senior Secured Loan [Member]
Subsequent Events (Textual)
Subsequent event, description	The Company and certain accredited investors (the “Investors”) entered into a Securities Purchase Agreement (the “Purchase Agreement”), pursuant to which the Investors made, in a private placement transaction, a net $9,000,000 loan (after payment of a $600,000 original issue discount) to the Company (the “Loan”). The Purchase Agreement contains customary representations and warranties, and the Company agreed it would not take on additional debt from third parties without the Investors’ written approval, subject to certain exceptions and ordinary course trade debt. The Company also agreed to use 35% of the proceeds from future financings in excess of $3 million (or $5 million if approved by the Investors) to pay down the outstanding balance on the Loan. The Company reserves its rights under the Purchase Agreement to consummate, subject to certain exceptions, a debt or equity offering of up to $5 million in the future.
Subsequent Event [Member] | Convertible debt [Member]
Subsequent Events (Textual)
Paycheck protection program, description	The Company and Knighted entered into Secured Convertible Note Modification Agreement No. 3 (“Amendment 3,” together with the Amendment and Amendment 2, the “Amendments”), pursuant to which Knighted agreed to defer payment of all interest payable to Knighted on August 23, 2020 ($1,421,096) until February 23, 2022. Such amount will accrue interest at the annual rate of 12% and may be prepaid without penalty. The remaining amounts due under Knighted’s Note, as amended, are no longer convertible into shares of common stock. Except as set forth in the Amendments, the remaining provisions of the Note remain in effect. The remaining provisions of the Note are unchanged.						The Company and Knighted entered into a Secured Convertible Note Modification and Conversion Agreement No. 2 (“Amendment 2”), pursuant to which the remaining principal amount of the Note ($3,000,000) was converted at a conversion price of $1.40 per share, and the Company issued to Knighted 2,142,858 shares of common stock.
Subsequent Event [Member] | WPT [Member]
Subsequent Events (Textual)
Employment Agreements, description											The employment agreement between the Company and the Chief Executive Officer of WPT (the “WPT CEO”) was amended such that effective as of May 1, 2020, the WPT CEO salary will be reduced by 10% to approximately $377,000 for a six-month period.
Subsequent Event [Member] | CEO [Member]
Subsequent Events (Textual)
Employment Agreements, description											The employment agreement between the Company and its Chief Executive Officer (the “CEO”), pursuant to which the parties agreed that effective May 1, 2020, the CEO’s annual salary will be reduced by 80% to $60,000 for a six-month period.
Subsequent Event [Member] | Put Option Agreement [Member]
Subsequent Events (Textual)
Aggregate gross proceeds												$ 2,000,000
Purchase price of per option share												$ 1.963
Put option agreement, description												a) The total number of shares that may be issued under the Agreement will be limited to 19.99% of the Company’s outstanding shares on the date the Agreement is signed (the “Exchange Cap”), unless stockholder approval is obtained to issue shares in excess of the Exchange Cap; b) The Company may not issue and the Chairman may not purchase Option Shares to the extent that such issuance would result in the Chairman and his affiliates beneficially owning more than 19.99% of the then issued and outstanding shares of the Company’s common stock unless (i) such ownership would not be the largest ownership position in the Company, or (ii) stockholder approval is obtained for ownership in excess of 19.99%; and c) The Company may not issue and the Chairman may not purchase any Option Shares if such issuance and purchase would be considered equity compensation under the rules of The Nasdaq Stock Market unless stockholder approval is obtained for such issuance.
Put option expires period												Apr. 09, 2020
Put option to sale of option shares				1,018,848
Put option purchase price of per share				$ 1.963
Total proceeds of option shares				2,000,000
Subsequent Event [Member] | Extension of Bridge Notes [Member]
Subsequent Events (Textual)
Paycheck protection program, description	The Company and the holders (the “Extending Bridge Noteholders”) of two Bridge Notes in the aggregate principal amount of $2,000,000 (together, the “Extended Bridge Notes”), each entered into a Secured Convertible Note Modification (Extension) Agreement with the Company (together, the “Bridge Note Extensions”) pursuant to which, among other things, the Extending Bridge Noteholders agreed to extend the maturity date of their respective Extended Bridge Note until February 23, 2022. Interest on the Extended Bridge Notes will continue to accrue at 12.0% per year and may be prepaid without penalty. The remaining provisions of the Extended Bridge Notes remain unchanged and in effect. One of the Extending Bridge Noteholders is Man Sha, the spouse of Frank Ng, the Company’s Chief Executive Officer and Director.